April 28, 2014

Securities and Exchange Commission

Division of Investment Management

100 F. Street NE

Washington, DC 20549

RE:	Thrivent Variable Annuity Account I

Form N-4 Registration Statement –

File No. 333-89488 Post-Effective Amendment No. 18 and

File No. 811-21111 Amendment No. 19

Ladies and Gentlemen:

On behalf of Thrivent Variable Annuity Account I (the “Variable Account”), a separate account established by Thrivent Financial for Lutherans (the “Company”) under Wisconsin insurance code, we hereby electronically file on Form N-4, Post-Effective Amendment No. 18 to the Registration Statement filed under the Securities Act of 1933, and Amendment No. 19 to the Registration Statement filed under the Investment Company Act of 1940 (collectively the “Amendment”).

As indicated on the facing sheet of the Amendment, the Company has requested that the Amendment become effective April 30, 2014, pursuant to the provisions of Rule 485(b) under the Securities Act of 1933. The Variable Account and the Company hereby represent that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). The Amendment is being filed principally to include updated financial information for the Variable Account and the Company, and it also includes certain other changes that are deemed to be non-material in nature.

On April 23, 2014, I, Senior Counsel of the Registrant, filed correspondence responding to comments received on March 4, 2014 from Securities and Exchange Commission staff about certain information contained in the Registrant’s Form N-4, Post-Effective Amendment No. 17 to the Registration Statement filed under the Securities Act of 1933, and Amendment No. 18 to the Registration Statement filed under the Investment Company Act of 1940 (collectively the “Amendment”).

Please feel free to call me at 920-628-2347 with any questions or comments on the filing.

Sincerely,

/s/ Cynthia K. Mueller

Cynthia K. Mueller
Senior Counsel

Enclosures